Schedule of Investments
Principal Real Asset Fund
June 30, 2025 (unaudited)
1
INVESTMENT COMPANIES - 7 .89 % Shares Held Value (000's)
Exchange-Traded Funds - 7 .25%
iShares Global Infrastructure ETF 121,100 $ 7,169
iShares U.S. Infrastructure ETF 86,075 4,234
$ 11,403
Money Market Funds - 0 .64%
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class 4.25%
(a)
1,002,699 1,003
TOTAL INVESTMENT COMPANIES $ 12,406
PRIVATE INVESTMENT FUNDS - 70 .48 % Shares Held Value (000's)
Agriculture - 18 .30%
Ceres Farmland Holdings, LP
(b)
N/A $ 11,990
Hancock Timberland and Farmland Fund, LP
(b)
N/A 10,981
UBS AgriVest Farmland Fund
(b)
N/A 5,820
$ 28,791
Energy - Alternate Sources - 21 .30%
ACIP Parallel Fund A, LP
(b)
N/A 5,028
Blackstone Infrastructure Partners F2, LP
(b)
N/A 6,545
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 11,023
IFM Net Zero Infrastructure Fund (USD) B,
SCSp
(b),(c)
N/A 5,973
Macquarie Green Energy and Climate Opportunities
Fund, SCSp
(b)
N/A 4,936
$ 33,505
Forest Products & Paper - 3 .70%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b),(c)
N/A 5,816
Private Equity - 11 .59%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 6,845
HarbourVest Infrastructure Income Delaware
Parallel Partnership, LP
(b)
N/A 11,390
$ 18,235
Real Estate - 11 .77%
Brookfield Senior Mezzanine Real Estate Finance
Fund, LP
(b)
N/A 2,171
FDR PELF SCA, SICAV-RAIF
(b)
N/A 6,174
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,049
UBS Trumbull Property Growth & Income Fund
(b)
N/A 5,121
$ 18,515
Transportation - 3 .82%
Global Transport Income Fund Feeder LLC, LP
(b)
N/A 6,015
TOTAL PRIVATE INVESTMENT FUNDS $ 110,877
COMMON STOCKS - 18 .46 % Shares Held Value (000's)
Agriculture - 0 .14%
Archer-Daniels-Midland Co 1,595 $ 84
Bunge Global SA 442 35
Darling Ingredients Inc
(c)
524 20
Wilmar International Ltd 34,400 78
$ 217
Biotechnology - 0 .11%
Corteva Inc 2,280 170
Building Materials - 0 .11%
Louisiana-Pacific Corp 206 17
Svenska Cellulosa AB SCA 7,752 101
West Fraser Timber Co Ltd 747 55
$ 173
Chemicals - 0 .36%
CF Industries Holdings Inc 576 53
FMC Corp 411 17
ICL Group Ltd 9,477 65
Mosaic Co/The 1,054 38
Nutrien Ltd 5,384 314
Yara International ASA 2,133 79
$ 566
Commercial Services - 0 .53%
Atlas Arteria Ltd 143,943 482
Motiva Infraestrutura de Mobilidade SA 140,392 358
$ 840
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .03%
Avery Dennison Corp 269 $ 47
Electric - 4 .06%
Boralex Inc 9,853 229
CenterPoint Energy Inc 13,116 482
CMS Energy Corp 6,777 469
DTE Energy Co 2,243 297
Elia Group SA/NV 3,691 426
Emera Inc 10,047 460
Entergy Corp 7,315 608
National Grid PLC 51,752 760
NextEra Energy Inc 14,372 998
Northwestern Energy Group Inc 6,299 323
PG&E Corp 21,637 302
Sempra 7,234 548
Xcel Energy Inc 6,988 476
$ 6,378
Engineering & Construction - 1 .11%
Aeroports de Paris SA 3,956 496
Beijing Capital International Airport Co Ltd
(c)
614,000 232
Cellnex Telecom SA - Rights
(c),(d)
14,098 549
China Tower Corp Ltd
(d)
137,600 197
Enav SpA
(d)
57,666 267
$ 1,741
Food - 0 .02%
Ingredion Inc 214 29
Forest Products & Paper - 0 .29%
International Paper Co 1,757 82
Mondi PLC 5,763 94
Suzano SA ADR 9,093 86
UPM-Kymmene Oyj 6,987 191
$ 453
Gas - 0 .21%
ENN Energy Holdings Ltd 41,700 335
Housewares - 0 .01%
Scotts Miracle-Gro Co/The 141 9
Iron & Steel - 0 .29%
ArcelorMittal SA 1,250 40
Fortescue Ltd 4,683 47
Nippon Steel Corp 3,000 57
Novolipetsk Steel PJSC
(c)
36,800 —
Nucor Corp 656 85
POSCO Holdings Inc 206 40
Reliance Inc 150 47
Severstal PAO
(c)
4,878 —
Steel Dynamics Inc 392 50
Vale SA ADR 9,985 97
$ 463
Mining - 1 .12%
Agnico Eagle Mines Ltd 1,399 167
Anglo American PLC 3,291 97
Antofagasta PLC 955 24
Barrick Mining Corp 4,823 100
BHP Group Ltd 12,882 310
Boliden AB
(c)
757 24
China Hongqiao Group Ltd 6,500 15
First Quantum Minerals Ltd
(c)
1,894 34
Franco-Nevada Corp 537 88
Freeport-McMoRan Inc 4,013 174
Glencore PLC
(c)
27,509 107
Gold Fields Ltd ADR 2,509 59
Ivanhoe Mines Ltd
(c)
2,007 15
Newmont Corp 3,179 185
Norsk Hydro ASA 3,666 21
Polyus PJSC
(c)
4,070 —
Rio Tinto Ltd 1,038 73
South32 Ltd 12,492 24
Southern Copper Corp 245 25
Sumitomo Metal Mining Co Ltd 800 20

Schedule of Investments
Principal Real Asset Fund
June 30, 2025 (unaudited)
2
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Teck Resources Ltd 1,243 $ 50
Wheaton Precious Metals Corp 1,265 114
Zijin Mining Group Co Ltd 16,000 41
$ 1,767
Oil & Gas - 1 .38%
BP PLC 26,289 131
Canadian Natural Resources Ltd 3,458 109
Cenovus Energy Inc 2,087 28
Chevron Corp 1,185 170
ConocoPhillips 908 81
Coterra Energy Inc 510 13
Devon Energy Corp 457 15
Diamondback Energy Inc 130 18
Ecopetrol SA ADR 389 3
Eni SpA 3,580 58
EOG Resources Inc 396 47
Equinor ASA 1,273 32
Exxon Mobil Corp 3,088 333
Hess Corp 198 27
Imperial Oil Ltd 258 21
Marathon Petroleum Corp 225 37
Neste Oyj 700 10
Occidental Petroleum Corp 487 20
Petroleo Brasileiro SA - Petrobras ADR 3,043 38
Phillips 66 294 35
Reliance Industries Ltd
(d)
2,842 198
Repsol SA 1,890 28
Shell PLC 9,660 337
Suncor Energy Inc 2,056 77
TotalEnergies SE 3,672 224
Valero Energy Corp 227 31
Woodside Energy Group Ltd 3,101 48
$ 2,169
Oil & Gas Services - 0 .05%
Baker Hughes Co 708 27
Halliburton Co 602 12
Schlumberger NV 999 34
$ 73
Packaging & Containers - 0 .26%
Amcor PLC 7,602 70
Graphic Packaging Holding Co 995 21
Packaging Corp of America 298 56
Sealed Air Corp 480 15
SIG Group AG 4,492 83
Smurfit WestRock PLC 1,650 71
Stora Enso Oyj 8,020 87
$ 403
Pipelines - 1 .22%
APA Group 78,209 421
DT Midstream Inc 2,483 273
Gibson Energy Inc 24,800 435
Williams Cos Inc/The 12,688 797
$ 1,926
Real Estate - 0 .49%
Fastighets AB Balder
(c)
6,700 50
Mitsui Fudosan Co Ltd 34,500 334
Qualitas Ltd 12,887 29
Sun Hung Kai Properties Ltd 11,500 133
Vonovia SE 6,436 228
$ 774
REITs - 4 .99%
Agree Realty Corp 2,300 168
American Healthcare REIT Inc 7,599 279
American Homes 4 Rent 6,288 227
American Tower Corp 4,373 966
Americold Realty Trust Inc 3,400 56
AvalonBay Communities Inc 1,300 265
Boardwalk Real Estate Investment Trust 900 46
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CapitaLand Integrated Commercial Trust 79,495 $ 136
COPT Defense Properties 2,300 63
Cousins Properties Inc 3,495 105
Crown Castle Inc 4,981 512
Digital Realty Trust Inc 1,123 196
Equinix Inc 471 375
Equity LifeStyle Properties Inc 1,200 74
Equity Residential 2,100 142
Essex Property Trust Inc 400 113
Extra Space Storage Inc 1,605 237
Gaming and Leisure Properties Inc 2,115 99
Goodman Group 13,127 296
InvenTrust Properties Corp 3,354 92
Japan Hotel REIT Investment Corp 62 33
Keppel DC REIT 46,500 85
Klepierre SA 5,970 236
Link REIT 24,624 132
Mapletree Industrial Trust 7,900 13
Merlin Properties Socimi SA 5,916 78
Nippon Accommodations Fund Inc 70 57
Nippon Building Fund Inc 100 92
Nippon Prologis REIT Inc 78 43
Prologis Inc 2,821 297
Prologis Property Mexico SA de CV 9,900 37
Regency Centers Corp 1,400 100
Rexford Industrial Realty Inc 1,592 57
Ryman Hospitality Properties Inc 1,600 158
Sabra Health Care REIT Inc 4,505 83
Safestore Holdings PLC 6,273 61
Segro PLC 7,557 71
Sekisui House Reit Inc 91 48
Simon Property Group Inc 650 104
Stockland 26,395 93
Unibail-Rodamco-Westfield
(c)
1,200 115
UNITE Group PLC/The 12,712 148
Ventas Inc 4,183 264
VICI Properties Inc 8,275 270
Vornado Realty Trust 2,382 91
Welltower Inc 3,747 576
Weyerhaeuser Co 2,424 62
$ 7,851
Telecommunications - 0 .18%
Indus Towers Ltd
(c)
42,249 207
NEXTDC Ltd
(c)
8,300 80
$ 287
Transportation - 0 .88%
Canadian National Railway Co 6,000 625
Rumo SA 92,904 317
Union Pacific Corp 1,946 448
$ 1,390
Water - 0 .62%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
11,400 251
Guangdong Investment Ltd 334,513 280
Severn Trent PLC 11,799 444
$ 975
TOTAL COMMON STOCKS $ 29,036
Total Investments $ 152,319
Other Assets and Liabilities -  3.17% 4,992
TOTAL NET ASSETS - 100.00% $ 157,311
(a) 1-day yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-
schedule for additional information.
(c) Non-income producing security

Schedule of Investments
Principal Real Asset Fund
June 30, 2025 (unaudited)
3
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,211 or 0.77% of net assets.
Portfolio Summary
Sector Percent
Financial 28 .84%
Energy 23 .95%
Consumer, Non-cyclical 19 .13%
Exchange-Traded Funds 7 .25%
Industrial 6 .18%
Utilities 4 .89%
Materials 3 .70%
Basic Materials 2 .06%
Money Market Funds 0 .64%
Communications 0 .18%
Consumer, Cyclical 0 .01%
Other Assets and Liabilities
3 .17%
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 - 03/28/2025 $ 6,304 $ 5,028 N/A 3.19%
Blackstone Infrastructure Partners F2, LP
(b)
09/27/2024 6,000 6,545 90 4.16%
Brookfield Senior Mezzanine Real Estate Finance Fund, LP
(c)
03/31/2022 5,000 2,171 N/A 1.38%
BTG Pactual Open Ended Core US Timberland Fund, LP
(d)
07/01/2019 - 12/30/2021 4,697 5,816 90 3.70%
CBRE Caledon Global Infrastructure Fund (International), LP
(e)
07/16/2021 - 06/27/2024 10,959 11,023 N/A 7.01%
Ceres Farmland Holdings, LP
(f)
11/06/2019, 02/05/2021 7,000 11,990 N/A 7.62%
FDR PELF SCA, SICAV-RAIF
(g)
12/01/2022 6,610 6,174 90 3.92%
GDIF US Hedged Feeder Fund, LP
(h)
04/23/2021 - 08/17/2022 6,115 6,845 N/A 4.35%
Global Transport Income Fund Feeder LLC, LP
(i)
08/01/2024 6,000 6,015 45 3.82%
Hancock Timberland and Farmland Fund, LP
(j)
08/12/2020 - 04/20/2023 13,000 10,981 N/A 6.98%
HarbourVest Infrastructure Income Delaware Parallel Partnership, LP
(k)
06/27/2022 8,000 11,390 90 7.24%
IFM Net Zero Infrastructure Fund (USD) B, SCSp
(l)
02/29/2024 6,000 5,973 90 3.80%
Macquarie Green Energy and Climate Opportunities Fund, SCSp
(m)
08/30/2024 4,270 4,936 90 3.14%
PGIM Real Estate US Debt Fund, LP
(n)
04/30/2021, 06/30/2021 5,315 5,049 N/A 3.21%
UBS AgriVest Farmland Fund
(o)
07/01/2020 - 01/03/2023 5,147 5,820 60 3.70%
UBS Trumbull Property Growth & Income Fund
(p)
07/01/2020 - 12/30/2021 6,221 5,121 60 3.26%
Total $ 110,877 70.48%
The private investment funds listed in the table do not include any unfunded commitments.  Please see Note 3 for details of any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) This fund is an open-ended investment fund whose objective is to identify, acquire and operate a diversified portfolio of high quality, long-duration, cash-yielding investments that can compound at attractive risk-adjusted rates of return.  The fund seeks to invest in assets across four primary infrastructure sectors: energy infrastructure, transportation, digital infrastructure, and water and waste.  Redemptions are subject to a three-year lock up from the acquisition date.
(c) The fund was established as an open-end senior real estate debt fund focused on providing primarily floating rate financing secured by commercial property primarily located in the U.S. Management of the fund has recently announced their intention to dissolve this fund. They expect to return 50% of capital by the end of 2025 and the remaining over the next five years.
(d) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues.
Redemptions are subject to a two-year holding period from the acquisition date.
(e) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(f) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the Midwestern
United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(g) This feeder fund represents an indirect ownership of the Prologis European Logistics Fund which has an investment objective of combining attractive current income with long-term capital growth by investing in European logistics real estate assets. Redemption requests accommodated quarterly to the extent of sufficient liquid assets, with at least 90 days notice.
(h) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments.
Redemptions are subject to a three-year holding period from the acquisition date.
(i) This feeder fund represents an indirect ownership of the Global Transport Income Fund which seeks to deliver attractive, risk-adjusted returns with an emphasis on stable income generation through investing in the transport industries. Redemption requests are allowed three years after the third-quarter date.
(j) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(k) The fund will primarily invest, directly or indirectly, in core and core plus infrastructure assets and infrastructure investments focused on the infrastructure and power sectors. Redemptions are subject to a three-year holding period from the acquisition date.

Schedule of Investments
Principal Real Asset Fund
June 30, 2025 (unaudited)
4
(l) This feeder fund represents an indirect ownership of the IFM Net Zero Infrastructure Fund SCSp which seeks to achieve long-term capital appreciation as well as current income through equity and equity-related investments in infrastructure assets that IFM believes will seek to accelerate the world’s transition to a net-zero emissions economy.  Redemptions are subject to a two-year holding period of the acquisition date.  Withdrawal requests need to be provided in writing at least 90 days prior to the first day of any calendar quarter.
(m) The fund's primary objective will be to make equity and equity like investments in a diversified portfolio of sustainable infrastructure, real assets, and businesses, primarily those focused on the development and deployment of mature sustainable technologies and, through their operations, contribute towards accelerating the global energy transition.  Redemptions are subject to a five-year holding period from the Commencement Date.
(n) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.
(o) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(p) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties.
Properties in the portfolio typically start as development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.